Short-term borrowings (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Short-term borrowings
Short-term borrowings	¥ 158,477	¥ 60,000		$ 24,288
RQN | Loan facility of credit line
Short-term borrowings
Short-term borrowings	¥ 158,500	60,000
Short-term borrowings term	1 year
PRC | Loan facility of credit line
Short-term borrowings
Maximum borrowed amount	¥ 240,000	¥ 250,000	¥ 130,000
PRC | Jianpu (Hong Kong) Limited | East West Bank (China) Limited
Short-term borrowings
Short-term borrowings	¥ 15,000					$ 20,700
PRC | Jianpu (Hong Kong) Limited | Loan facility of credit line
Short-term borrowings
Short-term borrowings | $					$ 10,000